BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

The accompanying interim condensed consolidated financial statements (“Financial Statements”) of the Company are unaudited. These Financial Statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial statements and with the instructions to Form 10Q and Article 10 of regulation S-X; and accordingly, do not include all disclosures required for annual financial statements. These Financial Statements reflect all adjustments, which, in the opinion of management, are necessary for a fair presentation of the results for the interim periods presented. All adjustments were of a normal recurring nature. Interim period results are not necessarily indicative of results to be expected for the full year.

These Financial Statements should be read in conjunction with the Company’s 2020 audited consolidated financial statements and related notes in our 2020 Form 10-K.

Prior Period Reclassification- Certain prior period reclassifications were made to conform to the current period presentation.

Going Concern

These consolidated financial statements have been prepared in accordance with U.S. GAAP, which assumes that the Company will be able to meet its obligations and continue its operations for the next twelve months.

As shown in the accompanying consolidated financial statements, the Company had an accumulated deficit as of June 30, 2021, as well as operating losses and negative cash flows from operations since inception and expects to continue to incur net losses for the foreseeable future until such time that it can generate significant revenues from the sale of its available inventories.

The Company’s management believes that the Company’s current cash position, following the consummation of the Business Combination on closing date, and management’s plans to continue similar operations with increased marketing, which the Company believes will result in increased revenue and an improvement in net income, will satisfy the Company’s estimated liquidity needs during the twelve months from the issuance of the consolidated financial statements. Subsequent to June 30, 2021, the Company raised additional financing by issuing secured Convertible Note as discussed in Note 16.

Impact of COVID-19 Pandemic

The Company expects its operations to continue to be affected by the ongoing outbreak of the 2019 coronavirus disease (“COVID-19”), which was declared a pandemic by the WHO in March 2020. The spread of COVID-19 has severely impacted many economies around the globe. In many countries, including those where the Company operates, businesses have been forced to cease or limit operations for long or indefinite periods of time. Measures taken to contain the spread of the virus, including travel bans, quarantines, social distancing, and closures of non-essential services have triggered significant disruptions to businesses worldwide, resulting in an economic slowdown. Governments and central banks have responded with monetary and fiscal interventions to stabilize economic conditions and the Company has taken steps to obtain financial assistance made available from jurisdictional governments, however the Company expects its 2021 financial performance to continue to be impacted and result in a delay of certain of its go-to-market initiatives.

Given the continued evolution of the COVID-19 pandemic and the related complexities and uncertainties associated with the additional variants, the Company’s business operations could be significantly impacted. We continue to monitor closely the impact of COVID-19, with a focus on the health and safety of our employees, and business continuity. We have implemented various measures to reduce the spread of the virus including requiring that our non-production employees work from home, restricting visitors to production locations, screening employees with infrared temperature readings and requiring them to complete health questionnaires on a daily basis before they enter facilities, implementing social distancing measures at our production locations, enhancing facility cleaning protocols, and encouraging employees to adhere to preventative measures recommended by the WHO. Our global operational sites have been reduced to business-critical personnel only and physical distancing measures are in effect. In addition, since our non-production workforce can effectively work remotely using various technology tools, we are able to maintain our full operations. Although our operational sites remain open, mandatory or voluntary self-quarantines may further limit the staffing of our facilities.

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its consolidated subsidiaries. The following table provides a summary of the Company’s subsidiaries and respective ownership percentage at December 31, 2020 and June 30, 2021:

Subsidiaries	Jurisdiction of incorporation	Ownership
Clever Leaves US, Inc.	Delaware, United States	100%
NS US Holdings, Inc.	Delaware, United States	100%
Herbal Brands, Inc.	Delaware, United States	100%
1255096 B.C. Ltd. (“Newco”)	British Columbia, Canada	100%
Northern Swan International, Inc. (“NSI”)	British Columbia, Canada	100%
Northern Swan Management, Inc.	British Columbia, Canada	100%
Northern Swan Deutschland Holdings, Inc.	British Columbia, Canada	100%
Northern Swan Portugal Holdings, Inc.	British Columbia, Canada	100%
Clever Leaves Portugal Unipessoal LDA	Portugal	100%
Clever Leaves II Portugal Cultivation SA	Portugal	100%
Northern Swan Europe, Inc.	British Columbia, Canada	100%
Nordschwan Holdings, Inc.	British Columbia, Canada	100%
Clever Leaves Germany GmbH	Frankfurt, Germany	100%
NS Herbal Brands International, Inc.	British Columbia, Canada	100%
Herbal Brands, Ltd.	London, United Kingdom	100%
Clever Leaves International, Inc.	British Columbia, Canada	100%
Eagle Canada Holdings, Inc. (“Eagle Canada”)	British Columbia, Canada	100%
Ecomedics S.A.S. (“Ecomedics”)	Bogota, Colombia	100%
Clever Leaves UK Limited	London, United Kingdom	100%

The financial statements of the subsidiaries are prepared for the same reporting period as the parent company. All intra-group balances, transactions, unrealized gains and losses resulting from intra-group transactions have been eliminated.

2. BASIS OF PRESENTATION

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission.

Going Concern

These consolidated financial statements have been prepared in accordance with U.S. GAAP, which assumes that the Company will be able to meet its obligations and continue its operations for the next twelve months.

As shown in the accompanying consolidated financial statements, the Company had an accumulated deficit as of December 31, 2020, as well as operating losses and negative cash flows from operations since inception and expects to continue to incur net losses for the foreseeable future until such time that it can generate significant revenues from the sale of its available inventories.

The Company’s management believes that the Company’s current cash position, following the consummation of the Business Combination, and management’s plans to continue similar operations with increased marketing, which the Company believes will result in increased revenue and an improvement in net income, will satisfy the Company’s estimated liquidity needs during the twelve months from the issuance of the consolidated financial statements. At the time of issuance of these consolidated financial statements, the previously reported going concern has been alleviated based on the reasons above, and management does not have substantial doubt of the Company’s ability to continue as a going concern.

Impact of COVID-19 Pandemic

The Company expects its operations to continue to be affected by the recent and ongoing outbreak of the 2019 coronavirus disease (“COVID-19”), which was declared a pandemic by the WHO in March 2020. The spread of COVID-19 has severely impacted many economies around the globe. In many countries, including those where the Company operates, businesses are being forced to cease or limit operations for long or indefinite periods of time. Measures taken to contain the spread of the virus, including travel bans, quarantines, social distancing, and closures of non-essential services have triggered significant disruptions to businesses worldwide, resulting in an economic slowdown. Global stock markets have also experienced increased volatility and, in certain cases, significant declines.

Governments and central banks have responded with monetary and fiscal interventions to stabilize economic conditions and the Company has taken steps to obtain financial assistance made available from jurisdictional governments, however the Company expects its 2021 financial performance to continue to be impacted and result in a delay of certain of its go-to-market initiatives.

The duration and impact of the COVID-19 pandemic, as well as the effectiveness of government and central bank responses, remains unclear. It is not possible to reliably estimate the duration and severity of these consequences, nor their impact on the financial position and results of the Company for future periods.

We continue to monitor closely the impact of COVID-19, with a focus on the health and safety of our employees, and business continuity. We have implemented various measures to reduce the spread of the virus including requiring that our non-production employees work from home, restricting visitors to production locations, screening employees with infrared temperature readings and requiring them to complete health questionnaires on a daily basis before they enter facilities, implementing social distancing measures at our production locations, enhancing facility cleaning protocols, and encouraging employees to adhere to preventative measures recommended by the WHO. Our global operational sites have been reduced to business-critical personnel only and physical distancing measures are in effect. In addition, since our non-production workforce can effectively work remotely using various technology tools, we are able to maintain our full operations. Although our operational sites remain open, mandatory or voluntary self-quarantines may further limit the staffing of our facilities.

As a result of the COVID-19 pandemic, there have been disruptions in supply chains, including the impact on international flights and air-cargo restrictions that has limited the shipping of our products from Colombia to other countries. Since July 10, 2020, international flights from Colombia have resumed on a limited basis and with certain restrictions. In addition, there have been disruptions to our planned expansion of certain product line and production processes. The COVID-19 pandemic has also affected the completion of licensing in Portugal due to INFARMED’s impaired ability to conduct physical inspections of our facilities.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its consolidated subsidiaries. The following table provides a summary of the Company’s subsidiaries and respective ownership percentage at December 31, 2020:

Subsidiaries	Jurisdiction of incorporation	Ownership
Clever Leaves US, Inc.	Delaware, United States	100%
NS US Holdings, Inc.	Delaware, United States	100%
Herbal Brands, Inc.	Delaware, United States	100%
1255096 B.C. Ltd. (“Newco”)	British Columbia, Canada	100%
Northern Swan International, Inc. (“NSI”)	British Columbia, Canada	100%
Northern Swan Management, Inc.	British Columbia, Canada	100%
Northern Swan Deutschland Holdings, Inc.	British Columbia, Canada	100%
Northern Swan Portugal Holdings, Inc.	British Columbia, Canada	100%
Clever Leaves Portugal Unipessoal LDA	Portugal	100%
Clever Leaves II Portugal Cultivation SA	Portugal	100%
Northern Swan Europe, Inc.	British Columbia, Canada	100%
Nordschwan Holdings, Inc.	British Columbia, Canada	100%
Clever Leaves Germany GmbH	Frankfurt, Germany	100%
NS Herbal Brands International, Inc.	British Columbia, Canada	100%
Herbal Brands, Ltd.	London, United Kingdom	100%
Clever Leaves International, Inc.	British Columbia, Canada	100%
Eagle Canada Holdings, Inc. (“Eagle Canada”)	British Columbia, Canada	100%
Ecomedics S.A.S. (“Ecomedics”)	Bogota, Colombia	100%
Clever Leaves UK Limited	London, United Kingdom	100%

The financial statements of the subsidiaries are prepared for the same reporting period as the parent company. All intra-group balances, transactions, unrealized gains and losses resulting from intra-group transactions have been eliminated.

The following table provides a summary of the Clever Leaves’ subsidiaries and respective ownership percentage at December 31, 2019:

Subsidiaries	Jurisdiction of incorporation	Ownership
NS US Holdings, Inc.	Delaware, United States	100%
Herbal Brands, Inc.	Delaware, United States	100%
Northern Swan International, Inc.	British Columbia, Canada	100%
Northern Swan Management, Inc.	British Columbia, Canada	100%
Northern Swan Deutschland Holdings, Inc.	British Columbia, Canada	100%
Northern Swan Portugal Holdings, Inc.	British Columbia, Canada	100%
Clever Leaves Portugal Unipessoal LDA	Portugal	100%
Clever Leaves II Portugal Cultivation SA	Portugal	100%
Northern Swan Europe, Inc.	British Columbia, Canada	100%
Nordschwan Holdings, Inc.	British Columbia, Canada	100%
Clever Leaves Germany GmbH (formerly Northern Swan Holdings GmbH)	Frankfurt, Germany	100%
NS Herbal Brands International, Inc.	British Columbia, Canada	100%
Herbal Brands, Ltd.	London, United Kingdom	100%
Eagle Canada Holdings, Inc.	British Columbia, Canada	70%
Ecomedics S.A.S.	Bogota, Colombia	70%
Clever Leaves UK Limited	London, United Kingdom	70%